Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 5,461,950	¥ 4,564,269
Marketable equity securities included in investment in equity method investees, aggregated market values	11,034,755	7,461,707
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 6,546	8,177	¥ 19,978
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Ownership percentage	23.87%
Marketable equity securities
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 4,708,181	3,885,529
Marketable equity securities | Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	3,996,002	3,247,891
Marketable equity securities | Morgan Stanley MUFG Securities, Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 211,579	¥ 195,614